                        SUPPLEMENT DATED MARCH 22, 2004
                                    TO THE
                                 PROSPECTUSES
                                    OF THE
                             FUNDS INDICATED BELOW

   Effective March 22, 2004, the following is added after the first paragraph under the heading "Management -- Distribution plans" in the Prospectuses for each of the Funds listed below:

  In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

  The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the funds' distributor and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

        CITIFUNDS TRUST III

          CITI CONNECTICUT TAX FREE RESERVES
          SMITH BARNEY CONNECTICUT MONEY MARKET
          PORTFOLIO Class A and Y Shares             December 29, 2003

        SB ADJUSTABLE RATE INCOME FUND               September 26, 2003
               Smith Barney Shares

        SMITH BARNEY AGGRESSIVE GROWTH FUND INC.     December 29, 2003


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


          SMITH BARNEY ALLOCATION SERIES INC.       May 30, 2003
             BALANCED PORTFOLIO
             CONSERVATIVE PORTFOLIO
             GLOBAL PORTFOLIO
             GROWTH PORTFOLIO
             HIGH GROWTH PORTFOLIO
             INCOME PORTFOLIO

          SMITH BARNEY APPRECIATION FUND INC.       April 30, 2003
          SMITH BARNEY ARIZONA MUNICIPALS FUND      September 26,
            INC.                                    2003
          SMITH BARNEY CALIFORNIA MUNICIPALS FUND   June 27, 2003
            INC.

          SMITH BARNEY EQUITY FUNDS                 May 31, 2003
             SMITH BARNEY SOCIAL AWARENESS FUND

          SMITH BARNEY FUNDAMENTAL VALUE FUND INC.  January 28, 2004

          SMITH BARNEY FUNDS, INC.
             SMITH BARNEY LARGE CAP VALUE FUND      April 30, 2003
             SMITH BARNEY SHORT-TERM HIGH GRADE     April 30, 2003
               BOND FUND
             U.S. GOVERNMENT SECURITIES FUND        April 30, 2003
          SMITH BARNEY INCOME FUNDS
             SMITH BARNEY DIVIDEND AND INCOME FUND  November 28, 2003
             SB CONVERTIBLE FUND                    November 28, 2003
             SMITH BARNEY DIVERSIFIED STRATEGIC     November 28, 2003
               INCOME FUND
             SMITH BARNEY EXCHANGE RESERVE FUND     November 28, 2003
             SMITH BARNEY HIGH INCOME FUND          November 28, 2003
             SMITH BARNEY MUNICIPAL HIGH INCOME     November 28, 2003
               FUND
             SB CAPITAL AND INCOME FUND             April 30, 2003
             SMITH BARNEY TOTAL RETURN BOND FUND    November 28, 2003

        SMITH BARNEY INSTITUTIONAL CASH              September 29, 2003
          MANAGEMENT FUND INC.
           CASH PORTFOLIO
           GOVERNMENT PORTFOLIO
           MUNICIPAL PORTFOLIO

        SMITH BARNEY INVESTMENT FUNDS INC.
           SMITH BARNEY GOVERNMENT SECURITIES        April 30, 2003
             FUND
           SMITH BARNEY GROUP SPECTRUM FUND          January 28, 2004
           SMITH BARNEY HANSBERGER GLOBAL VALUE      August 28, 2003
             FUND
           SMITH BARNEY INVESTMENT GRADE BOND        April 30, 2003
             FUND
           SMITH BARNEY PREMIER SELECTIONS ALL       August 28, 2003
             CAP GROWTH FUND
           SMITH BARNEY PREMIER SELECTIONS           August 28, 2003
             GLOBAL GROWTH FUND
           SMITH BARNEY PREMIER                      August 28, 2003
             SELECTIONS LARGE CAP FUND
           SMITH BARNEY SMALL CAP VALUE FUND         January 28, 2004
           SMITH BARNEY SMALL CAP GROWTH FUND        January 28, 2004

        SMITH BARNEY INVESTMENT SERIES               February 27, 2004
           SB GROWTH AND INCOME FUND
               Smith Barney Shares
           SMITH BARNEY INTERNATIONAL FUND
           SMITH BARNEY LARGE CAP CORE FUND

        SMITH BARNEY INVESTMENT TRUST
           SMITH BARNEY INTERMEDIATE MATURITY        March 28, 2003
             CALIFORNIA MUNICIPALS FUND
           SMITH BARNEY INTERMEDIATE MATURITY        March 28, 2003
             NEW YORK MUNICIPALS FUND
           SMITH BARNEY LARGE CAPITALIZATION         March 28, 2003
             GROWTH FUND

           SMITH BARNEY MID CAP CORE FUND           March 28, 2003
           SMITH BARNEY CLASSIC VALUES FUND         February 10, 2003

           SMITH BARNEY MANAGED GOVERNMENTS         November 28, 2003
             FUND INC.

           SMITH BARNEY MANAGED MUNICIPALS FUND     June 27, 2003
             INC.
           SMITH BARNEY MASSACHUSETTS MUNICIPALS    March 28, 2003
             FUND
           SMITH BARNEY MONEY FUNDS, INC.           April 30, 2003

           SMITH BARNEY MUNI FUNDS
              CALIFORNIA MONEY MARKET PORTFOLIO     July 29, 2003
              FLORIDA PORTFOLIO                     July 29, 2003
              GEORGIA PORTFOLIO                     July 29, 2003
              LIMITED TERM PORTFOLIO                July 29, 2003
              MASSACHUSETTS MONEY MARKET PORTFOLIO  July 29, 2003
              NATIONAL PORTFOLIO                    July 29, 2003
              NEW YORK MONEY MARKET PORTFOLIO       July 29, 2003
              NEW YORK PORTFOLIO                    July 29, 2003
              PENNSYLVANIA PORTFOLIO                July 29, 2003

           SMITH BARNEY MUNICIPAL MONEY MARKET      July 29, 2003
             FUND, INC.

           SMITH BARNEY NEW JERSEY MUNICIPALS       July 29, 2003
             FUND, INC.
           SMITH BARNEY OREGON MUNICIPALS FUND      August 28, 2003

           SMITH BARNEY PRINCIPAL RETURN FUND
              SECURITY AND GROWTH FUND              March 31, 2003

           SMITH BARNEY SECTOR SERIES FUND INC.     February 27, 2004
              SMITH BARNEY FINANCIAL SERVICES FUND
              SMITH BARNEY HEALTH SCIENCES FUND
              SMITH BARNEY TECHNOLOGY FUND

           SMITH BARNEY SMALL CAP CORE FUND, INC.   April 30, 2003

           SMITH BARNEY TRUST II
              SMITH BARNEY DIVERSIFIED LARGE CAP    February 28, 2004
                GROWTH FUND
              SMITH BARNEY INTERNATIONAL LARGE CAP  April 30, 2003
                FUND
              SMITH BARNEY SMALL CAP GROWTH         February 28, 2004
                OPPORTUNITIES FUND
              SMITH BARNEY CAPITAL PRESERVATION     February 28, 2004
                FUND
              SMITH BARNEY CAPITAL PRESERVATION     February 28, 2004
                FUND II
              SMITH BARNEY SHORT DURATION           February 28, 2004
                MUNICIPAL INCOME FUND

           SMITH BARNEY WORLD FUNDS, INC.           February 27, 2004
              GLOBAL GOVERNMENT BOND PORTFOLIO
              INTERNATIONAL ALL CAP GROWTH
                PORTFOLIO


FD

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